Share capital - Shares held in EBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Beginning Balance	609,954,000	364,749,000
Share capital issued		$ 249,983,000
Issue of share capital		245,000,000
Shares distributed	$ 2,265,000
Share capital issue costs		$ (4,778,000)
Ending Balance	612,219,000	609,954,000
Contingent equity consideration			$ 15,000,000
Discount rate			10.00%
Fair value of the contingent consideration			$ 13,500,000
Shares issued when GKC’s investment funds contribute more than $100 million.			2,461,682
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning Balance	596,454,000	351,249,000
Share capital issued	$ 2,359,000	$ 249,983,000
Share capital issue costs		$ (4,778,000)
Ending Balance	598,813,000	596,454,000
Contingent share capital
Reconciliation of number of shares outstanding [abstract]
Beginning Balance	13,500,000	13,500,000
Ending Balance	13,500,000	13,500,000
Shares held by employee benefit trust
Reconciliation of number of shares outstanding [abstract]
Issue of share capital	$ (2,359,000)
Shares distributed	$ 2,265,000
Ending Balance	(94,000)